Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net loss attributable to shareholders of Cellectis ($ in thousands)	$ (21,819)	$ (23,736)	$ (39,584)	$ (41,863)
Weighted average number of outstanding shares, used to calculate basic net result per share	100,647,451	100,305,204	100,587,696	100,231,292
Weighted average number of outstanding shares, used to calculate diluted net result per share	100,647,451	100,305,204	100,587,696	100,231,292
Basic net loss per share attributable to shareholders of Cellectis ($ /share)	$ (0.22)	$ (0.24)	$ (0.39)	$ (0.42)
Diluted net loss per share attributable to shareholders of Cellectis ($ /share)	$ (0.22)	$ (0.24)	$ (0.39)	$ (0.42)